Segregated Funds (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Composition of Net Assets by Categories of Segregated Funds

The composition of net assets by categories of segregated funds was within the following ranges for the years ended December 31, 2018 and 2017.

Ranges in per cent
Type of fund	2018	2017
Money market funds	2% to 3%	2% to 3%
Fixed income funds	14% to 15%	14% to 15%
Balanced funds	25% to 26%	22% to 29%
Equity funds	58% to 60%	55% to 60%

Summary of Composition of Segregated Funds Net Assets

The carrying value and change in segregated funds net assets are as follows.

Segregated funds net assets

As at December 31,	2018	2017
Investments at market value
Cash and short-term securities	$3,700	$4,756
Debt securities	15,313	15,472
Equities	11,661	12,624
Mutual funds	277,133	288,007
Other investments	4,678	4,514
Accrued investment income	1,811	201
Other assets and liabilities, net	(700)	(766)
Total segregated funds net assets	$313,596	$324,808
Composition of segregated funds net assets
Held by policyholders	$313,209	$324,307
Held by the Company	387	501
Total segregated funds net assets	$313,596	$324,808

Summary of Changes in Segregated Funds Net Assets

Changes in segregated funds net assets

For the years ended December 31,	2018	2017
Net policyholder cash flow
Deposits from policyholders	$38,236	$34,776
Net transfers to general fund	(1,089)	(1,734)
Payments to policyholders	(47,475)	(46,305)
	(10,328)	(13,263)
Investment related
Interest and dividends	19,535	16,930
Net realized and unrealized investment gains (losses)	(34,683)	24,384
	(15,148)	41,314
Other
Management and administration fees	(3,985)	(4,161)
Impact of changes in foreign exchange rates	18,249	(14,790)
	14,264	(18,951)
Net additions (deductions)	(11,212)	9,100
Segregated funds net assets, beginning of year	324,808	315,708
Segregated funds net assets, end of year	$313,596	$324,808